Property, Plant and Equipment - Summary of Property, Plant and Equipment Depreciated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Main plant buildings [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10 years
Main plant buildings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	40 years
Cleanrooms [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10 years
Cleanrooms [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20 years
Others [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	3 years
Others [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20 years
Machinery and equipment1 [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	2 years
Machinery and equipment1 [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10 years
Other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	2 years
Other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20 years